Debt issues (Tables)	12 Months Ended
Sep. 30, 2025
Debt issues
Schedule of debt issues and movement reconciliation

In the following table, the distinction between short-term (12 months or less) and long-term (greater than 12 months) debt is based on the original maturity of the underlying security.

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Short-term debt
Own issuances	34,665	32,328	32,252	28,905
Total short-term debt	34,665	32,328	32,252	28,905
Long-term debt
Covered bonds	37,671	39,472	31,911	35,513
Senior	93,489	91,945	78,459	79,464
Securitisation	5,579	5,539	-	-
Total long-term debt	136,739	136,956	110,370	114,977
Total debt issues	171,404	169,284	142,622	143,882

Movement reconciliation
Balance as at beginning of year	169,284	156,573	143,882	134,957
Issuances	68,850	80,245	59,404	68,438
Maturities, repayments, buybacks and reductions	(76,010)	(67,100)	(68,590)	(58,931)
Total cash movements	(7,160)	13,145	(9,186)	9,507
FX translation impact	8,442	(5,798)	7,295	(5,167)
Fair value adjustments	(125)	283	(118)	275
Fair value hedge accounting adjustments	396	4,338	265	3,659
Other	567	743	484	651
Total non-cash movements	9,280	(434)	7,926	(582)
Balance as at end of year	171,404	169,284	142,622	143,882

Schedule of debt issues by type and currency

Consolidated
$m	2025	2024
Short-term debt
Own issuances:
US commercial paper	25,958	22,507
EUR commercial paper	4,014	1,048
Senior Debt:
AUD	1,199	1,900
EUR	-	483
GBP	1,834	5,313
USD	152	-
Other	1,508	1,077
Total short-term debt	34,665	32,328
Long-term debt (by currency):
AUD	38,398	41,191
CHF	2,853	2,554
EUR	36,605	32,182
GBP	5,705	5,695
JPY	72	78
NZD	3,104	3,483
USD	48,583	50,258
Other	1,419	1,515
Total long-term debt	136,739	136,956